Investments - Summary of Plan's Investment in Company's Common Stock (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Appraised value	$ 179,297,075	$ 163,758,895
Company Common Stock
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Number of shares	1,385,754	1,454,243
Cost	$ 31,721,456	$ 32,236,168
Appraised value	$ 105,317,304	$ 95,252,916